UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom          October 21, 2010
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $564,374
                                       (thousands)


List of Other Included Managers:

No.        Form 13F                                        File Number

1          The Nomad Investment Partnership L.P.           28-12449


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2           COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6       COLUMN 7        COLUMN 8

                                                             VALUE   SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP       (X$1000) PRN AMT  PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------              ---------------     ------      -------- -------- --- ----- -----------    --------- ----- ------- -----
AMAZON COM INC              COM                 023135106   319617   2035000  SH        SHARED-DEFINED    1      0     2035000  0
BERKSHIRE HATHAWAY INC DEL  CL A                084670108    60383       485  SH        SHARED-DEFINED    1      0         485  0
BROOKFIELD HOMES CORP       COM                 112723101     6470    790000  SH        SHARED-DEFINED    1      0      790000  0
CB RICHARD ELLIS GROUP INC  CL A                12497T101     9140    500000  SH        SHARED-DEFINED    1      0      500000  0
COSTCO WHSL CORP NEW        COM                 22160K105    67070   1040000  SH        SHARED-DEFINED    1      0     1040000  0
LIBERTY GLOBAL INC          COM SER A           530555101    52377   1700000  SH        SHARED-DEFINED    1      0     1700000  0
M D C HLDGS INC             COM                 552676108    18724    645000  SH        SHARED-DEFINED    1      0      645000  0
MOHAWK INDS INC             COM                 608190104    25318    475000  SH        SHARED-DEFINED    1      0      475000  0
U S G CORP                  COM NEW             903293405     5276    400000  SH        SHARED-DEFINED    1      0      400000  0



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